Income Taxes (Details) - Schedule of Statutory Income Tax Rate to Loss Before Income Taxes ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Schedule of Effective Income Tax Rate Differs from Amount Computed by Applying Statutory Income Tax Rate to Loss Before Income Taxes [Abstract]
Statutory income tax (benefit)/expense ,Tax	₨ 119	$ 1.4	₨ (283)	₨ (1,365)
Statutory income tax (benefit)/expense ,Percent	34.94%	34.94%	34.94%	34.94%
Temporary differences reversing in the Tax Holiday Period ,Tax	₨ (586)	$ (7.1)	₨ (9)	₨ (1,070)
Temporary differences reversing in the Tax Holiday Period, Percent	(171.85%)	(171.85%)	(1.11%)	27.40%
Permanent timing differences ,Tax	₨ 2,919	$ 35.5	₨ 43	₨ 1,423
Permanent timing differences ,Percent	855.72%	855.72%	(3.05%)	(36.44%)
Valuation allowance created / (reversed) during the year ,Tax	₨ 174	$ 2.1	₨ 1,193	₨ 871
Valuation allowance created / (reversed) during the year ,Percent	51.03%	51.03%	(147.32%)	(22.30%)
Tax adjustment relating to earlier years, Tax	₨ (78)	$ (0.9)	₨ 42
Tax adjustment relating to earlier years, Percent	(22.87%)	(22.87%)	5.19%
Withholding tax on interest on Inter-Company debt related to green bonds, Tax	₨ 342	$ 4.2	₨ 367	₨ 384
Withholding tax on interest on Inter-Company debt related to green bonds, Percent	100.29%	100.29%	(45.31%)	(9.83%)
Other difference ,Tax	₨ (227)	$ (2.8)	₨ (37)	₨ 53
Other difference ,Percent	(66.57%)	(66.57%)	(4.57%)	(1.36%)
Total ,Tax	₨ 2,663	$ 32.4	₨ 1,316	₨ 296
Total ,Percent	780.69%	780.69%	(162.46%)	(7.58%)